Employee Benefit Plans - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of employer's matching contribution to 401(k)	50.00%
Maximum percentage of employee contribution to 401(k)	6.00%	3.00%
Maximum employee contribution to 401(k)	$ 7,650	$ 7,500
Contributions to 401(k) defined contribution plan	$ 900,000	$ 400,000	$ 800,000	$ 400,000	$ 300,000